Description of the Business and Financial Condition	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Financial Condition
Note 1—Description of the Business and Financial Condition
Angion Biomedica Corp. (“Angion” or the “Company”) had been a clinical-stage biopharmaceutical company focused on the discovery, development, and commercialization of novel small molecule therapeutics to address chronic and progressive fibrotic diseases, prior to its 2022 Strategic Realignment announced in July 2022 whereby the Company announced its process to explore strategic options for enhancing and preserving shareholder value (“2022 Strategic Realignment”). The Company was incorporated in Delaware in 1998.
On January 17, 2023, the Company entered into a definitive merger agreement with Elicio Therapeutices, Inc. (Elicio) under which Elicio will merge with a wholly-owned subsidiary of Angion in an all-stock transaction (the “Merger”). Upon completion of the Merger, the combined company will focus on advancing Elicio’s proprietary lymph node AMP technology to develop immunotherapies, with a focus on ELI-002, a therapeutic cancer vaccine targeting mKRAS-driven tumors.
Angion has suspended clinical development activities in anticipation of the announced Merger, and does not have any products approved for sale.
Forward Stock Split
On January 25, 2021, the board of directors of the Company (Board or the Angion Board) approved an amendment to the Company's certificate of incorporation to effect a forward stock split (“Forward Split”) of shares of the Company's common stock on a one-for 1.55583 basis, which was effected on February 1, 2021. All references to common stock, convertible preferred stock, warrants to purchase common stock, stock options, restricted stock awards (“RSAs”), restricted stock units (“RSUs”), including restricted stock units with non-market performance and service conditions (“PSUs”), per share amounts and related information contained in the consolidated financial statements have been retroactively adjusted to reflect the effect of the forward stock split for all periods presented. No fractional shares of the Company's common stock were issued in connection with the Forward Split. Any fractional share resulting from the Forward Split was rounded down to the nearest whole share, and any stockholder entitled to fractional shares as a result of the Forward Split will received a cash payment in lieu of receiving fractional shares.
Initial Public Offering and the Concurrent Private Placement
On February 9, 2021, the Company’s registration statement on Form S-1 (File No. 333-252177) relating to its initial public offering (IPO) of common stock became effective. The IPO closed on February 9, 2021 at which time the Company issued 5,750,000 shares of its common stock at a price to the public of $16.00 per share, which includes the full exercise by the underwriters of their option to purchase an additional 750,000 shares of common stock. In addition to the shares being sold in the IPO, the Company sold an additional 1,562,500 shares of its common stock at the public offering price of $16.00 per share to entities affiliated with Vifor International, Ltd., an existing stockholder (the “Concurrent Private Placement”) for gross proceeds of $25.0 million. Subsequent to the closing of the IPO, all of the outstanding shares of convertible preferred stock and outstanding convertible notes automatically converted into shares of common stock.
The IPO and Concurrent Private Placement generated aggregate net proceeds of approximately $107.0 million, after deducting the underwriting discounts and commissions, private placement fee and estimated offering expenses payable by the Company.
Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding and there were no convertible notes outstanding. In connection with the closing of the IPO, the Company restated its Restated Certificate of Incorporation to change the authorized capital stock to 300,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock, with a par value of $0.01 per share and $0.01 per share, respectively.
Liquidity and Capital Resources
Since inception, the Company has devoted substantially all of its efforts and financial resources to conducting research and development activities, including drug discovery and pre-clinical studies and clinical trials, establishing and maintaining its intellectual property portfolio, organizing and staffing the Company, business planning, raising capital and providing general and administrative support for these operations. The Company has incurred losses from operations and negative cash flows from operating activities since inception and expects to continue to incur substantial losses for the next several years as it continues to fully develop and, if approved, commercialize its product candidates. As of December 31, 2022, the Company had $50.5 million in cash and cash equivalents and an accumulated deficit of $253.9 million.
The Company has evaluated and concluded there are no conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for a period of one year following the date these consolidated financial statements are issued and believes its existing cash and cash equivalents will be sufficient to meet the projected operating requirements for at least 12 months following the issuance date of its consolidated financial statements.